LIQUIDITY (Details Narrative) - USD ($)		12 Months Ended
	Jan. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 26, 2022	Mar. 04, 2022
Subsequent Event [Line Items]
Net income loss		$ 6,083,379	$ 6,951,698	$ 1,673,735
Net cash used in operating activities		3,548,656	5,186,048	439,794
Working capital		699,044
Proceeds from Issuance Initial Public Offering				$ 13,650,007
Exploration Costs, Period Cost		$ 9,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash Equivalents, at Carrying Value					$ 1,910,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | First Tranche [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering	$ 5,000,000
Debt Instrument, Face Amount	7,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Second Tranche [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 2,000,000					$ 5,000,000